Statement of compliance	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Statement of compliance
2.	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standard Board (IASB) and in conformity with International Financial Reporting Standards as adopted by the European Union (collectively “IFRS”). AB InBev did not early apply any new IFRS requirements that were not yet effective in 2022 and did not apply any European carve-outs from IFRS.